Stockholders' Equity (Details Narrative) (10K)		1 Months Ended			2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2016	Dec. 31, 2015 USD ($) $ / shares shares	Oct. 31, 2015 USD ($) shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2016 shares	Jun. 30, 2015 $ / shares shares
Common stock, authorized | shares		2,000,000,000			2,000,000,000	2,000,000,000		2,000,000,000		2,000,000,000	2,000,000,000
Common stock, par value | $ / shares		$ 0.001			$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued | shares		19,969,341			19,969,341	53,468,563		53,468,563		31,743,797	19,969,341
Common stock, shares outstanding | shares		19,969,341			19,969,341	53,468,563		53,468,563		31,743,797	19,969,341
Liability for lack of authorized shares		$ 852,091			$ 852,091						$ 852,091
Stockholders' equity, reverse stock split	1:100
Preferred stock, shares authorized | shares		20,000,000			20,000,000	20,000,000		20,000,000		20,000,000	20,000,000
Preferred stock, par value | $ / shares		$ 0.001			$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Number of common stock issued for warrants exercise | shares		1,995,000			1,995,000					30,644	1,995,000
Common stock issued for loan fees on convertible debt | shares		43,326			43,326						43,326
Value of common stock issued for loan fees on convertible debt											$ 6,387
Debt discount		$ 4,896			$ 4,896						4,896
Interest expense											$ 1,491
Common stock issued for settlement and conversion of debt | shares										563,523	920,516
Value of common stock issued for settlement and conversion of debt										$ 70,863	$ 109,812
Value of reduction in debt											31,721
Reduction in derivative liability											79,044
Common stock issued for conversion of preferred stock | shares										11,180,289
Value of common stock issued for conversion of preferred stock										$ 1,590,801
Value of preferred stock in exchange										4,828,204
Increase in retained earnings due to stock conversion										3,237,403
Stock based compensation										675,324	80,635
Warrants granted for services										$ 595,175	0
Preferred stock issued for cash | shares										46,666
Preferred stock issued for cash value										$ 70,000
Preferred stock issued for warrants | shares										250,000
Preferred stock issued for warrants value										$ 250
Gain on debt extinguishment						$ (369,428)		$ (423,291)		3,108,342	$ 3,562,067
Stock issued during services, shares | shares											100,000
Stock issued during services								$ (250,393)
Stock issued during services therefore recognizing										$ 852,092	$ (598,986)
Common stock issued for: Conversion of debt, shares | shares										347,400
Convertible debt instrument accrued interest										$ 363,807
Debt convertible outstanding amount											$ 109,812
Accounts Payable [Member]
Number of stock issued for accrued payroll liabilities | shares		246,797
Number of stock issued for accrued payroll liabilities, value		$ 370,197
Series A Preferred Stock [Member]
Preferred stock, shares authorized | shares		5,000,000			5,000,000	5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock, par value | $ / shares		$ 0.001			$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, liquidation preference | $ / shares						$ 5.00		$ 5.00
Preferred stock redemption										Subject to certain conditions set forth in the Series A Certificate of Designation, in the event of a Change of Control (defined in the Series A Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series A Preferred shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series A Preferred in cash at a price per share of Series A Preferred equal to 100% of the Liquidation Preference.
Preferred stock, voting rights										Holders of Series A Preferred are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of five (5) votes for every Series A Conversion Share issuable upon conversion of such holder’s outstanding shares of Series A Preferred. However, the Series A Conversion Shares, when issued, will have all of the same voting rights as other issued and outstanding common stock of the Company, and none of the rights of the Series A Preferred.
Percentage of liquidation preference								1.00		1.00
Common stock issued for loan fees on convertible debt | shares		133,833			133,833					37,906	133,833
Value of common stock issued for loan fees on convertible debt										$ 29,156
Debt discount		$ 3,035			$ 3,035					$ 363,807	$ 3,035
Common stock issued for conversion of preferred stock | shares								1,276,710		1,118,024
Gain on debt extinguishment										$ 7,018	2,083
Stock issued during services, shares | shares										218,000
Stock issued during services								$ 365,990		$ 942,644	334,880
Stock issued during services therefore recognizing										$ 949,661
Number of shares issued for finders fee | shares										30,000
Value of shares issued for finders fee										$ 162,456
Common stock issued for: Conversion of debt, shares | shares								1,276,710
Series A Preferred Stock [Member] | Convertible Debt [Member]
Common stock issued for: Conversion of debt, shares | shares			10,000	552,000	99,000
Convertible debt instrument accrued interest					$ 9,812
Debt convertible outstanding amount			$ 10,000	$ 552,000	$ 22,700
Series A Preferred Stock [Member] | Chief Financial Officer [Member]
Stock issued during services, shares | shares										10,000
Stock issued during services										$ 54,152
Series A Preferred Stock [Member] | CEO [Member]
Number of stock issued for accrued payroll liabilities | shares		100,000
Number of stock issued for accrued payroll liabilities, value		$ 150,000
Series A Preferred Stock [Member] | CFO [Member]
Stock issued during services, shares | shares										10,000
Stock issued during services										$ 54,152
Number of stock issued for accrued payroll liabilities | shares		75,000
Number of stock issued for accrued payroll liabilities, value		$ 112,500
Series A Preferred Stock [Member] | Warrants [Member]
Preferred stock issued for warrants | shares										62,854
Preferred stock issued for warrants value										$ 407,973
Number of shares issued in exchange for surrender of warrants | shares										2,407,500
Derivative liabilities										$ 1,179,710
Gain on debt extinguishment										771,737
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized | shares												2,500,000	2,500,000
Preferred stock, liquidation preference | $ / shares													$ 5.00
Common stock conversion price per share | $ / shares													$ 0.50
Debt convertible outstanding amount										$ 37,906
Series A Convertible Preferred Stock [Member] | Maximum [Member]
Preferred stock, shares authorized | shares												5,000,000
Series A Preferred Stock [Member]
Value of common stock issued for loan fees on convertible debt											$ 527,325
Common stock issued for settlement and conversion of debt | shares										47,840
Value of common stock issued for settlement and conversion of debt										$ 39,904
Value of preferred stock in exchange										1,197,950
Gain on debt extinguishment										$ 144,139
Common stock issued for: Conversion of debt, shares | shares										215,961
Convertible debt instrument accrued interest										$ 59,671
Debt convertible outstanding amount										1,401,760
Series A Preferred Stock [Member] | Related Party Convertible Notes [Member]
Common stock issued for loan fees on convertible debt | shares		3,440			3,440						3,440
Value of common stock issued for loan fees on convertible debt											$ 17,401
Debt discount										448,613
Value of preferred stock in exchange										473,613
Derivative liabilities										2,330,154
Gain on debt extinguishment										$ 24,278
Common stock issued for: Conversion of debt, shares | shares										473,830
Convertible debt instrument accrued interest										$ 0
Debt convertible outstanding amount										2,330,876
Series A Preferred Stock [Member] | Convertible Debt [Member]
Debt discount										814,625
Derivative liabilities										8,138,070
Gain on debt extinguishment										$ 266,358
Common stock issued for: Conversion of debt, shares | shares										1,460,600
Convertible debt instrument accrued interest										$ 50,711
Debt convertible outstanding amount										8,552,746
Convertible debt										$ 1,444,950
Series A Preferred Stock [Member] | Related Party Debt [Member]
Common stock issued for: Conversion of debt, shares | shares				148,310
Convertible debt instrument accrued interest				$ 810,538
Debt convertible outstanding amount				$ 1,414,100
Series A Preferred Stock [Member] | Related Party Convertible Debt [Member]
Common stock issued for: Conversion of debt, shares | shares				43,000
Debt convertible outstanding amount				$ 43,000
Series A Preferred Stock [Member] | Major Shareholder and Director [Member] | Related Party Debt [Member]
Common stock issued for: Conversion of debt, shares | shares				207,620
Convertible debt instrument accrued interest				$ 889,838
Debt convertible outstanding amount				$ 2,224,466